Income Taxes - Domestic and foreign components of income (loss) before provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Domestic			$ (19,910)	$ (30,559)
Foreign			(2,018)	4,268
Income (loss) before provision for income taxes	$ 816	$ (1,343)	$ (21,928)	$ (26,291)